J.P. Morgan Acceptance Corporation II ABS-15G

Exhibit 99.13

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
(redacted)	305042061	(redacted)	1161549	01/22/2026	Credit	Asset Documentation is Insufficient	CRED 0083	3	2	Acknowledged	Per (redacted) depository accounts must be documented with (redacted) months bank statements, file includes verification of assets reports that do not cover (redacted) months. (redacted) is only documented from (redacted).	Low DTI - DTI (redacted), up to (redacted) acceptable.; Verified credit history - FICO (redacted), minimum required (redacted).;	02/17/2026 EV2/B - Finding is downgraded with the attached post-consummation dated verification of assets to complete (redacted) days documentation requirement. Assets documented at closing were sufficient to cover cash to close.
															02/11/2026 Attached bank statements, (redacted), cover (redacted) - (redacted) and (redacted)-(redacted), which is < (redacted) days.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305042610	(redacted)	1165082	02/11/2026	Credit	Missing Copy of Unexpired, Government-issued ID	CRED 0105	3	1	Closed	Missing copies of the borrowers unexpired government issued ID's. No ID or completed Patriot Act form in file.	02/16/2026			02/16/2026 Finding is cleared with the attached copies of the borrowers unexpired government issued IDs. - 02/16/2026 Finding is cleared with the attached copies of the borrowers unexpired government issued IDs.	Funded	C	A	C	A	C	A	C	A	C	A